Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (26,223)	$ (19,063)
Property and equipment, net	4,644	11,803
Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 30,867	$ 30,866